Pension Benefits - Changes in Benefit Obligation and Fair Value of Benefit Plans Assets (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Defined Benefit Plan Disclosure [Line Items]
Beginning balance	$ 97,158
Ending balance	73,075	$ 97,158
Funded status deficiency	(9,340)	(24,446)
Amounts recognized in the balance sheets:
Other long-term liabilities	9,340	24,446
Accumulated other comprehensive loss:
Net actuarial losses	(17,374)	(32,060)
Benefit obligation [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning balance	121,604	150,996
Service cost	7,726	8,800
Interest cost	2,532	4,975
Contributions by plan participants	365	292
Actuarial (gain) loss	(9,165)	15,982
Benefits paid	(9,651)	(5,476)
Plan settlements and amendments	(14,891)	(21,235)
Benefit obligations assumed on acquisition		1,083
Foreign currency exchange rate changes	(16,001)	(33,680)
Other	(104)	(133)
Ending balance	82,415	121,604
Fair Value Of Plan Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning balance	97,158	138,876
Actual return on plan assets	2,221	2,849
Contributions by the employer	7,858	12,283
Contributions by plan participants	365	292
Benefits paid	(9,646)	(5,456)
Plan settlements and amendments	(11,420)	(22,405)
Plan assets assumed on acquisition	203	998
Foreign currency exchange rate changes	(13,096)	(29,721)
Other	(568)	(558)
Ending balance	$ 73,075	$ 97,158